Consolidated Statements of Changes in Partners' Capital (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Limited Partner [Member]
Distributions declared and paid	$ 0.90	$ 1.26	$ 2.24
Preferred Partner [Member]
Distributions declared and paid		$ 0.42	$ 0.86